Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Equity component of convertible debentures [member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2018	$ 1,609,162	$ 30,901	$ 21,230	$ 17,601	$ 23,499	$ 69,202			$ 1,771,595
Beginning Balance (shares) at Dec. 31, 2018									155,443,351
Adoption of IFRS 16						(383)			$ (383)
Net earnings (loss)						(234,195)			(234,195)
Other comprehensive income (loss)					(17,356)				(17,356)
Comprehensive income (loss)					(17,356)	(234,195)			(251,551)
Acquisition of Barkerville	160,564		1,912						$ 162,476
Acquisition of Barkerville (shares)									13,560,832
Deemed repurchase of shares held by an associate	(6,100)								$ (6,100)
Deemed repurchase of shares held by an associate (Shares)									(517,409)
Dividends declared						(29,977)			$ (29,977)
Shares issued - Dividends reinvestment plan	2,427								$ 2,427
Shares issued - Dividends reinvestment plan (shares)									198,609
Shares issued - Employee share purchase plan	466								$ 466
Shares issued - Employee share purchase plan (shares)									34,550
Share options:
Shared-based compensation			2,899						$ 2,899
Share options exercised	25,119		(5,343)						$ 19,776
Share option exercised (Shares)									1,355,531
Replacement share options exercised	2,632		(917)						$ 1,715
Replacement share options exercised (Shares)									148,984
Restricted share units to be settled in common shares:
Share-based compensation			4,059						$ 4,059
Settlement	874		(1,872)			(346)			$ (1,344)
Settlement (Shares)									89,246
Income tax impact			(57)						$ (57)
Deferred share units to be settled in common shares:
Transfer of units from cash-settled to equity-settled			3,722						3,722
Share-based compensation			545						545
Settlement	104		(222)						$ (118)
Settlement (Shares)									7,875
Income tax impact			(50)						$ (50)
Normal course issuer bid purchase of common shares	(10,198)					(1,633)			$ (11,831)
Normal course issuer bid purchase of common shares (shares)									(983,900)
Common shares acquired and cancelled through a share repurchase	(128,516)		(1,093)			(45,030)			$ (174,639)
Common shares acquired and cancelled through a share repurchase (Shares)									(12,385,717)
Issue costs, net of income taxes	(184)								$ (184)
Warrants expired		(12,829)	12,829						0
Transfer of realized gain (loss) on financial assets at fair value through other comprehensive income, net of income taxes					7,326	(7,326)			0
Ending Balance at Dec. 31, 2019	1,656,350	18,072	37,642	17,601	13,469	(249,688)	$ 1,493,446		$ 1,493,446
Ending Balance (shares) at Dec. 31, 2019									156,951,952
Net earnings (loss)						16,876	16,876	$ (647)	$ 16,229
Other comprehensive income (loss)					28,625		28,625		28,625
Comprehensive income (loss)					28,625	16,876	45,501	(647)	44,854
Private placement	85,000						85,000		$ 85,000
Private placements (shares)									7,727,273
Issue costs, net of taxes	(136)						(136)		$ (136)
Income tax impact on prior year issue costs	3,644						3,644		3,644
Net investments from minority shareholders, net of taxes								209,892	209,892
Deemed acquisition of Barolo Ventures Corp.								1,751	1,751
Acquisition of the San Antonio gold project	15,846						15,846		$ 15,846
Acquisition of the San Antonio gold project (Shares)									1,011,374
Gain on dilution of non-controlling interests						98,329	98,329	(98,329)	$ (0)
Acquisition of royalty interests paid in shares	3,880						3,880		$ 3,880
Acquisition of royalty interests paid in shares (Share)									250,000
Dividends declared						(32,838)	(32,838)		$ (32,838)
Shares issued - Dividends reinvestment plan	3,440						3,440		$ 3,440
Shares issued - Dividends reinvestment plan (shares)									268,173
Shares issued - Employee share purchase plan	391						391		$ 391
Shares issued - Employee share purchase plan (shares)									30,388
Share options:
Shared-based compensation			3,104				3,104		$ 3,104
Share options exercised	3,932		(857)				3,075		$ 3,075
Share option exercised (Shares)									232,964
Replacement share options exercised	5,976		(1,461)				4,515		$ 4,515
Replacement share options exercised (Shares)									440,506
Restricted share units to be settled in common shares:
Share-based compensation			5,835				5,835		$ 5,835
Settlement	1,984		(4,247)			(279)	(2,542)		$ (2,542)
Settlement (Shares)									145,694
Income tax impact			358				358		$ 358
Deferred share units to be settled in common shares:
Share-based compensation			1,113				1,113		1,113
Settlement	255		(266)			(1)	(12)		$ (12)
Settlement (Shares)									19,330
Income tax impact			349				349		$ 349
Normal course issuer bid purchase of common shares	(3,933)						(3,933)		$ (3,933)
Normal course issuer bid purchase of common shares (shares)									(429,722)
Transfer of realized other comprehensive income of Associates, net of income taxes					(414)	414			$ 0
Transfer of realized gain (loss) on financial assets at fair value through other comprehensive income, net of income taxes					7,271	(7,271)			0
Ending Balance at Dec. 31, 2020	$ 1,776,629	$ 18,072	$ 41,570	$ 17,601	$ 48,951	$ (174,458)	$ 1,728,365	$ 112,667	$ 1,841,032
Ending Balance (shares) at Dec. 31, 2020									166,647,932